CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Separation-related adjustment	Retroactive application of recapitalization	Common Stock	Common Stock Retroactive application of recapitalization	Net parent investment	Net parent investment Retroactive application of recapitalization	Additional paid-in capital	Additional paid-in capital Separation-related adjustment	Additional paid-in capital Retroactive application of recapitalization	Accumulated deficit	Accumulated deficit Retroactive application of recapitalization	Accumulated other comprehensive loss	Accumulated other comprehensive loss Separation-related adjustment	Accumulated other comprehensive loss Retroactive application of recapitalization
Equity at beginning of the period (in shares) at Dec. 31, 2019				0	220,000,000
Equity at beginning of the period at Dec. 31, 2019	$ (479,205)		$ 0	$ 0	$ 220,000	$ (478,631)	$ 478,631	$ 0		$ 14,397,522	$ 0	$ (15,096,153)	$ (574)		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(9,625,942)					0					(9,625,942)
Other comprehensive income/(loss)	46,012												46,012
Contributions from Parent	9,045,282					0		9,045,282
Equity at end of the period (in shares) at Dec. 31, 2020				220,000,000
Equity at end of the period at Dec. 31, 2020	(1,013,853)			$ 220,000		0		23,442,804			24,722,095		45,438
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(18,255,869)			$ 0		0		0			(18,255,869)		0
Other comprehensive income/(loss)	(77,664)												(77,664)
Contributions from Parent	30,046,775							30,046,775
Equity at end of the period (in shares) at Dec. 31, 2021				220,000,000
Equity at end of the period at Dec. 31, 2021	10,699,389	$ (675,620)		$ 220,000		0		53,489,579	$ (707,846)		(42,977,964)		(32,226)	$ 32,226
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(174,030,358)										(174,030,358)
Reclassification of Public Warrants from liability to equity	10,580,000							10,580,000
Issuance of New Shares	15,000,000			$ 2,039				14,997,961
Issuance of New Shares (in shares)				2,039,353
Issuance of fully vested New Warrants	104,776,230							104,776,230
Issuance of common stock upon reverse recapitalization, net of fees	315,326,717			$ 43,392				315,283,325
Issuance of common stock upon reverse recapitalization, net of fees (in shares)				43,392,132
Issuance of restricted stock and restricted stock expense	3,301,392			$ 140				3,301,252
Issuance of restricted stock and restricted stock expense (in shares)				140,000
Exercise of warrants	35,226			$ 3,523				31,703
Exercise of warrants (in shares)				3,522,536
Other comprehensive income/(loss)														$ (32,226)
Contributions from Parent	732,776							732,776
Share based payment with non-employees	3,282,000							3,282,000
Distribution to parent	(2,105,409)							(2,105,409)
Equity at end of the period (in shares) at Dec. 31, 2022				269,094,021
Equity at end of the period at Dec. 31, 2022	$ 286,922,343			$ 269,094		$ 0		$ 503,661,571			$ (217,008,322)		$ 0